Discontinued Operations - Summary of Tabular Form Of Exceptional Items Relating to Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	$ (620)	$ (4,423)	$ (1,540)
Exceptional items tax	(454)	(1,057)	239
Exceptional items net	(1,074)	(5,480)	(1,301)
Attributable to BHP shareholders [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	(620)	(4,389)	(1,249)
Exceptional items tax	(454)	(1,067)	149
Exceptional items net	(1,074)	(5,456)	(1,100)
Impairment of Potash assets [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross		(1,314)
Exceptional items tax		(473)
Exceptional items net		(1,787)
COVID-19 related costs [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross		(499)	(177)
Exceptional items tax		138	51
Exceptional items net		(361)	(126)
Discontinued operations [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	8,167	(47)	(6)
Exceptional items tax	(8)	(270)	2
Exceptional items net	8,159	(317)	(4)
Discontinued operations [member] | Gain on Petroleum disposal [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	8,167
Exceptional items tax	(8)
Exceptional items net	8,159
Discontinued operations [member] | Attributable to BHP shareholders [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	8,167	(47)	(6)
Exceptional items tax	(8)	(270)	2
Exceptional items net	$ 8,159	(317)	(4)
Discontinued operations [member] | Impairment of Potash assets [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items tax		(278)
Exceptional items net		(278)
Discontinued operations [member] | COVID-19 related costs [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross		(47)	(6)
Exceptional items tax		8	2
Exceptional items net		$ (39)	$ (4)